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				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     03-31-10
                                                ------------

Check here if Amendment [x]; Amendment Number:	     1
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       Ladenburg Thalmann Asset Management
              --------------------------------------

              --------------------------------------
  Address:    520 Madison Ave, FL 9
              --------------------------------------
              New York, NY
              --------------------------------------

Form 13F File Number:  28- 13809
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Blancato
         -----------------------------
Title:   President
         -----------------------------
Phone:   2124092682
         -----------------------------


Signature, Place, and Date of Signing:
/S/ Philip Blancato     NEw York, NY       4-27-10
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

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Report Type (Check only one.):

[x]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         None
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                0
                                         -------------------

Form 13F Information Table Entry Total:          14
                                         -------------------

Form 13F Information Table Value Total:    $16,680 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             None
  ----    -------------------------       ---------------------------

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FORM 13F INFORMATION TABLE
								VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS		CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	None	Sole	Shared
APOLLO INVT CORP	COMSHBENINT		03761U106	517	40610	SH		Sole	01			40610
GENENEWS LIMITED 	COM	NPV		36870T107	7	23000	SH		Sole	01			23000
GLOBAL SHIP LEASE	INCUSD0.01CLASSA	Y27183105	244	101425	SH		Sole	01			101425
HECLA MINING CO		COM			422704106	153	28000	SH		Sole	01			28000
KENNEDY-WILSON HLDGS	INCWTEXP		489398115	23	23778	SH		Sole	01			23778
LADENBURG THALMANN	FINLSVCSINC		50575Q102	69	73650	SH		Sole	01			73650
MICROSOFT CORP		COM			594918104	12091	412918	SH		Sole	01			412918
NEWTEK BUSINESS		SERVICESINC		652526104	107	85500	SH		Sole	01			85500
NUVEEN INSD DIVID	ADVANTAGEMUNFD		67071L502	203	19900	SH		Sole	01			19900
NUVEEN INSD TAX-FREE	ADVANTAGEMUNFD		670657501	351	34600	SH		Sole	01			34600
ONE LIBERTY PPTYS	INCFRMLYONE		682406103	199	11967	SH		Sole	01			11967
SOLAR CAP LTD COM	COM			83413U100	924	43700	SH		Sole	01			43700
VANGUARD INDEX FDS	VANGUARDLARGECAP	922908637	1786	33504	SH		Sole	01			33504
XOMA LTD COM STK	USD0.0005		G9825R107	6	10000	SH		Sole	01			10000


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